Financial Instruments and Financial Risk Management - Schedule of Net Exposure to Currency Risk through Assets and Liabilities (Details)	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 GBP (£)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2019 GBP (£)	Dec. 31, 2019 USD ($)	Jan. 01, 2019 CAD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2017 CAD ($)
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Cash and cash equivalents	$ 45,075,000			$ 61,285,000				$ 7,389,000	$ 23,166,000
Other long-term assets	1,353,000			1,170,000
Accounts payable and accrued liabilities	(16,835,000)			(22,808,000)				(31,855,000)
Lease liabilities	(33,452,000)			(38,237,000)			$ (42,701,000)
Other long-term liabilities	(313,000)			(285,000)				$ (5,695,000)
Currency Risk | Exposure in US Dollars
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Cash and cash equivalents	22,018,153		$ 17,281,338	33,883,273		$ 26,032,017
Accounts receivable	1,129,121		886,211	207,741		159,604
Other long-term assets	57,880		45,428	59,129		45,428
Accounts payable and accrued liabilities	(7,675,022)		(6,023,877)	(9,383,969)		(7,209,564)
Lease liabilities	(13,911,293)		(10,918,525)	(29,140,152)		(22,426,384)
Other long-term liabilities	(206,404)		(162,000)
Net exposure	1,412,435		$ 1,108,575	(4,373,978)		$ (3,398,899)
Currency Risk | Exposure in GBP
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Cash and cash equivalents	8,032,832	£ 4,619,225		480,233	£ 279,840
Accounts receivable	400,993	230,588		1,223,713	713,078
Income tax receivable				9,214,542	5,369,467
Accounts payable and accrued liabilities	(1,710,649)	(983,697)		(1,667,642)	(971,763)
Lease liabilities	(472,352)	(271,623)		(601,979)	(350,783)
Net exposure	$ 6,250,824	£ 3,594,493		$ 8,648,867	£ 5,039,839